Pension (Tables)	6 Months Ended
Jun. 30, 2024
Retirement Benefits [Abstract]
Schedule of Net Periodic Benefit Cost
Total benefits cost and amounts recognized in other comprehensive income for the years ended December 31 are as follows:

	U.S.			Non U.S.
(in millions)	2023	2022	2021	2023	2022	2021
Components of net periodic benefit cost
Service cost	$2	$3	$4	$4	$6	$6
Interest cost	17	16	13	4	2	2
Expected return on plan assets	(14)	(14)	(16)	(2)	(2)	(2)
Amortization of net actuarial loss	3	9	18	—	2	3
Settlement losses	—	18	11	—	—	—
Net periodic benefit cost	$8	$32	$30	$6	$8	$9
Amounts recorded in other comprehensive income
Balance at beginning of the year	$92	$167	$238	$3	$41	$46
Net actuarial gain	(15)	(48)	(41)	(3)	(36)	(2)
Amortization of net actuarial loss	(3)	(27)	(30)	—	(2)	(3)
Balance at end of the year	$74	$92	$167	$—	$3	$41
Total benefits cost and amounts recognized in other comprehensive income for the years ended December 31 are as follows:

	U.S.			Canada
(in millions)	2023	2022	2021	2023	2022	2021
Component of net periodic benefit cost
Service cost	$—	$1	$1	$—	$—	$—
Interest cost	1	1	1	—	—	—
Amortization of net actuarial gain	(1)	(1)	—	—	—	—
Net periodic benefit cost	$—	$1	$2	$—	$—	$—
Amounts recorded in other comprehensive income
Balance at beginning of the year	$(13)	$(8)	$(2)	$(1)	$3	$3
Net actuarial gain	—	(6)	(6)	—	(2)	(1)
Amortization of net actuarial gain	1	1	—	—	—	—
Exchange rate loss (gain)	—	—	—	1	(2)	1
Balance at end of the year	$(12)	$(13)	$(8)	$—	$(1)	$3
The components of net periodic benefit cost for the Company’s U.S. defined benefit pension plan were as follows:

	Six Months Ended June 30,
(in millions)	2024	2023
Service cost	$1	$1
Interest cost	8	8
Expected return on plan assets	(7)	(7)
Amortization of net actuarial loss	2	2
Net periodic benefit cost	$4	$4